COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

March 2, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II

    Columbia Absolute Return Currency and Income Fund

    Columbia Asia Pacific ex-Japan Fund

    Columbia Emerging Markets Bond Fund

    Columbia European Equity Fund

    Columbia Global Bond Fund

    Columbia Select Global Equity Fund

(formerly known as Columbia Global Equity Fund)

    Columbia Seligman Global Technology Fund

  Post-Effective Amendment No. 125

  File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 125 (Amendment). This Amendment was filed electronically on February 27, 2015.

If you have any questions regarding this filing, please contact either the undersigned at 212-850-1703 or Katina A. Walker at (612) 671-6996.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II